19. Borrowing and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
BorrowingAndFinancingLineItems [Line Items]
Total	R$ 4,690,944	R$ 6,719,782
Current portion	(1,351,860)	(1,145,225)
Non-current portion	R$ 3,339,084	5,574,557
BNDES [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	URTJLP
Charges	TJLP to TJLP + 3.62%p.a.
Maturity	Jul/18 to Jul/22
Total	R$ 1,945,140	2,546,627
BNDES 1 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	UMIPCA
Charges	UMIPCA + 2.62% p.a.
Maturity	17-Jul
Total	R$ 0	36,552
BNDES 2 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	UM143
Charges	SELIC + 2.52% p.a.
Maturity	22-Jul
Total	R$ 1,911,383	2,068,629
BNDES PSI [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	R$
Charges	2.50% to 4.50% p.a.
Maturity	Jul/18 to Jan/21
Total	R$ 263,972	444,847
Banco BNP Paribas [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M + 2.53% p.a.
Maturity	17-Dec
Total	R$ 0	78,065
Banco Europeu de Investimento BEI [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M + 0.941% to 1.32% p.a.
Maturity	Aug/19 to Feb/20
Total	R$ 0	622,980
Bank of America Res [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 3M + 2.00% p.a.
Maturity	18-Sep
Total	R$ 0	324,860
KFW [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M+ 1.35% p.a.
Maturity	19-Apr
Total	R$ 110,937	182,046
KFW Finnvera [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	Libor 6M+ 0.75% p.a.
Maturity	24-Jan
Total	R$ 260,522	121,038
Cisco Capital [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Charges	1.80% to 2.50% p.a.
Maturity	Sep/18 to Dec/20
Total	R$ 198,990	R$ 294,138